Debt - Additional Information (Detail) $ in Thousands			1 Months Ended				6 Months Ended		12 Months Ended
	Mar. 08, 2021 USD ($)	Oct. 22, 2020 USD ($) Day	Dec. 31, 2020 USD ($) draw note	May 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Day	Dec. 31, 2020 USD ($) note	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Mar. 01, 2020 USD ($)	Jan. 03, 2020 USD ($)	Jun. 17, 2017 USD ($)	Nov. 22, 2010 USD ($) Day
Number of days audited financials are to be delivered to lender | Day		210							210
Long-term debt							$ 14,695		$ 15,430
Repayment of long term line of credit							0	$ 257,454	257,454	$ 150,000	$ 0
Loss on extinguishment of debt	$ 10,000						0	10,018	10,018	0	3,040
Repayments of other debt obligations							$ 735	$ 0	$ 0	1,714	44,750
Principal And Interest
Repayments of other debt obligations	276,800
Interest [Member]
Repayments of other debt obligations	26,800
London Interbank Offered Rate (LIBOR)
Variable interest rate							9.05%		9.05%
Line of Credit
Long-term debt			$ 250,000						$ 0	250,000			$ 250,000	$ 250,000
Line of Credit | Equipment Loan Agreement [Member]
Line of credit facility maximum borrowing capacity						$ 60,000
Proceeds from line of credit												$ 40,000
Maturity dates						48 months
Loss on extinguishment of debt					$ 3,000
Line of Credit Facility, Maximum Borrowing Capacity, Subject to Lender Approval						$ 20,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 5,600
Debt Instrument, Fee Amount															$ 300
Interest Expense, Debt											$ 4,800
Term loan | Mississippi
Debt Instrument face amount																$ 40,000
Number of semi-annual installments | Day																24
Amended and restated term loan
Debt instrument semi annual payments		$ 700
Revolving debt facility
Line of credit facility maximum borrowing capacity					200,000
Proceeds from line of credit				$ 100,000	$ 150,000
Repayment of long term line of credit	276,800
Repayment of interest due on the notes	26,800
Loss on extinguishment of debt	$ 10,000
Amended revolving debt facility
Debt Instrument face amount			$ 37,500							$ 37,500
Amended revolving debt facility | 13 Weekly Draw
Number of draws | draw			13
Proceeds from previous weekly draw			$ 2,900
Amended revolving debt facility | 4 Weekly Draw
Number of notes | note			4							4
Proceeds from previous weekly draw			$ 9,400
Minimum | Line of Credit | Equipment Loan Agreement [Member]
Variable interest rate						12.25%
Minimum | Revolving debt facility
Maturity dates					8 days
Maximum | Line of Credit | Equipment Loan Agreement [Member]
Variable interest rate						12.50%
Maximum | Revolving debt facility
Maturity dates					364 days